FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September Annual Fund Operating Expenses - FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September - FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September
Aug. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.85%